SHARE CAPITAL AND SHARES ISSUABLE (Details Narrative)			1 Months Ended	2 Months Ended	12 Months Ended
	Jul. 13, 2023 USD ($) shares	Jan. 10, 2023 USD ($) shares	Aug. 30, 2023 USD ($) shares	Dec. 31, 2023 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 $ / shares	Oct. 31, 2023 USD ($) shares	Jun. 24, 2024 shares
IfrsStatementLineItems [Line Items]
Common shares outstanding | shares								222,276,113
Common shares issuable | $	$ 2,428,656		$ 270,133
Common shares | shares	10,151,250		1,022,025	10,151,250	5,682,083		1,022,025
Golden Harvests L L C [Member]
IfrsStatementLineItems [Line Items]
Common shares issuable, shares | shares		200,000					200,000
Common shares issuable | $		$ 35,806					$ 35,806
December Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued | shares					6,716,499
Proceeds from issuance of common shares | $					$ 1,239,446
Purchase price | $ / shares						$ 0.25
July Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued | shares					13,737,500
Proceeds from issuance of common shares | $					$ 2,836,445
Purchase price | $ / shares						0.28
August Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued | shares					2,816,250
Proceeds from issuance of common shares | $					$ 581,569
Purchase price | $ / shares						$ 0.28
Note 12. 1 [Member]
IfrsStatementLineItems [Line Items]
Common shares issuable, shares | shares					3,686,308
Common shares issuable | $					$ 633,912
Note 12. 2 [Member]
IfrsStatementLineItems [Line Items]
Common shares issuable, shares | shares					2,413,525
Common shares issuable | $					$ 1,392,072
Note 12. 3 [Member]
IfrsStatementLineItems [Line Items]
Common shares issuable, shares | shares					5,388,062
Common shares issuable | $					$ 3,512,952
Note 12. 4 [Member]
IfrsStatementLineItems [Line Items]
Common shares issuable, shares | shares					5,682,083
Common shares issuable | $					$ 3,836,588
Note 12. 5 [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued | shares					23,270,249
Proceeds from issuance of common shares | $					$ 4,657,460
Gross of issuance costs | $					$ 126,914